Supplement to the
Fidelity® Healthy Future Fund
June 29, 2026
Prospectus

On September 23, 2026, the Board of Trustees approved a plan of liquidation for Fidelity® Healthy Future Fund ("the fund"). Following Board approval, the fund will no longer pursue its stated investment objective and fund assets will be managed to provide for sufficient liquidity to meet redemptions prior to liquidation. The fund is expected to liquidate on or about October 23, 2026.
Effective the close of business on October 9, 2026, new positions in the fund may no longer be opened. Shareholders of the fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the fund on October 9, 2026, generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if a qualifying fund is already established as an investment option under the plans (or under another plan sponsored by the same employer), 2) by participants in a 401(a) plan covered by a master record keeping services agreement between Fidelity and a national federation of employers that included a qualifying fund as a core investment option, 3) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and already included the fund in their discretionary account program, 4) by a mutual fund or a qualified tuition program for which Fidelity serves as investment manager, 5) by a portfolio manager of the fund, 6) by a fee deferral plan offered to trustees of certain Fidelity® funds, if the fund is an investment option under the plan, 7) by qualified intermediaries to facilitate in-kind redemption activity when deemed by the Adviser to be in the best interests of the fund, and 8) by certain asset pools associated with an organization that already offers a qualifying fund as an investment option in its retirement plan(s). These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.
Effective after the close of business on October 22, 2026, new positions in the fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund's liquidation.
HWF-PSTK-0926-102 1.9911371.102	September 28, 2026
Supplement to the
Fidelity® Healthy Future Fund
Class A, Class M, Class C, Class I, and Class Z
June 29, 2026
Prospectus

On September 23, 2026, the Board of Trustees approved a plan of liquidation for Fidelity® Healthy Future Fund ("the fund"). Following Board approval, the fund will no longer pursue its stated investment objective and fund assets will be managed to provide for sufficient liquidity to meet redemptions prior to liquidation. The fund is expected to liquidate on or about October 23, 2026.
Effective the close of business on October 9, 2026, new positions in the fund may no longer be opened. Shareholders of the fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the fund on October 9, 2026, generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if a qualifying fund is already established as an investment option under the plans (or under another plan sponsored by the same employer), 2) by participants in a 401(a) plan covered by a master record keeping services agreement between Fidelity and a national federation of employers that included a qualifying fund as a core investment option, 3) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and already included the fund in their discretionary account program, 4) by a mutual fund or a qualified tuition program for which Fidelity serves as investment manager, 5) by a portfolio manager of the fund, 6) by a fee deferral plan offered to trustees of certain Fidelity® funds, if the fund is an investment option under the plan, 7) by qualified intermediaries to facilitate in-kind redemption activity when deemed by the Adviser to be in the best interests of the fund, and 8) by certain asset pools associated with an organization that already offers a qualifying fund as an investment option in its retirement plan(s). These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.
Effective after the close of business on October 22, 2026, new positions in the fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund's liquidation.
AHWF-PSTK-0926-105 1.9911365.105	September 28, 2026